NLT 2021-INV3 Trust ABS-15G

Exhibit 99.8

Data Compare Summary (Total)
Run Date - 11/1/2021 12:42:15 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	83	868	9.56%	912
Amortization Term	2	334	0.60%	912
Amortization Type	28	338	8.28%	912
Appraisal As-Is Value	12	40	30.00%	912
Appraisal Date	22	23	95.65%	912
Appraisal Effective Date	13	82	15.85%	912
Appraised Value	7	92	7.61%	912
As-Is Value Used For LTV Calculation	7	256	2.73%	912
Balloon Flag	7	38	18.42%	912
Borrower Citizenship	19	28	67.86%	912
Borrower First Name	170	324	52.47%	912
Borrower FTHB	0	1	0.00%	912
Borrower Full Name	332	501	66.27%	912
Borrower Last Name	286	348	82.18%	912
Borrower SSN	80	110	72.73%	912
Cash From Borrower	2	2	100.00%	912
Cash To Borrower	1	1	100.00%	912
City	30	884	3.39%	912
Coborrower First Name	29	53	54.72%	912
Coborrower Full Name	1	1	100.00%	912
Coborrower Last Name	28	52	53.85%	912
Coborrower SSN	15	19	78.95%	912
Contract Sales Price	136	247	55.06%	912
Cost Basis	16	94	17.02%	912
Creditor Application Date	0	28	0.00%	912
Debt Service Coverage Ratio	2	3	66.67%	912
Doc Type	0	1	0.00%	912
First Interest Rate Change Date	1	56	1.79%	912
First Payment Date	4	910	0.44%	912
Flood Insurance Annual Premium	10	15	66.67%	912
Flood Insurance Monthly Premium	0	91	0.00%	912
Hard Penalty Period (months)	1	1	100.00%	912
Hazard Insurance Annual Premium	6	15	40.00%	912
Hazard Insurance Monthly Premium	59	391	15.09%	912
Index Type	21	35	60.00%	912
Interest Only	0	323	0.00%	912
Interest Only Period	1	21	4.76%	912
Interest Rate Change Frequency	3	56	5.36%	912
Interest Rate Initial Cap	3	20	15.00%	912
Interest Rate Initial Floor	30	35	85.71%	912
Interest Rate Life Cap	4	61	6.56%	912
Interest Rate Life Floor	4	4	100.00%	912
Interest Rate Life Max	0	19	0.00%	912
Interest Rate Life Min	0	19	0.00%	912
Interest Rate Periodic Cap	0	42	0.00%	912
Interest Rate Periodic Floor	0	20	0.00%	912
Investor: Qualifying Total Debt Ratio	1	2	50.00%	912
Lien Position	0	316	0.00%	912
Lookback Period	0	20	0.00%	912
LTV Valuation Value	13	414	3.14%	912
Margin	7	62	11.29%	912
Maturity Date	6	881	0.68%	912
Monthly HOA Dues	47	168	27.98%	912
Monthly Taxes	111	391	28.39%	912
Mortgage Type	1	1	100.00%	912
Next Interest Rate Change Date	0	19	0.00%	912
Note Date	26	350	7.43%	912
Occupancy	0	67	0.00%	912
Original As-Is LTV	4	18	22.22%	912
Original CLTV	5	618	0.81%	912
Original Interest Rate	17	887	1.92%	912
Original Interest Rate Period	8	19	42.11%	912
Original Loan Amount	0	839	0.00%	912
Original LTV	15	797	1.88%	912
Original P&I	17	124	13.71%	912
Original PITI	19	20	95.00%	912
Original PITIA	58	116	50.00%	912
Original Term	1	326	0.31%	912
Origination Channel	232	315	73.65%	912
Payment Frequency	0	1	0.00%	912
Prepayment Penalty	1	38	2.63%	912
Prepayment Penalty Period (months)	0	39	0.00%	912
Prepayment Terms	2	46	4.35%	912
Product Description	17	18	94.44%	912
Property Type	58	734	7.90%	912
Purpose	4	901	0.44%	912
Refi Purpose	29	585	4.96%	912
Representative FICO	57	812	7.02%	912
Rounding Factor	0	20	0.00%	912
State	4	839	0.48%	912
Street	266	899	29.59%	912
Subject Debt Service Coverage Ratio	40	353	11.33%	912
Total Cash-out	1	1	100.00%	912
Total PITIA	84	251	33.47%	912
Value Used For LTV Calculation	0	4	0.00%	912
Zip	8	866	0.92%	912
Total	2,634	20,079	13.12%	912